S-K 1602(a)(3) Forepart, Sponsor Compensation	May 29, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 5,000,000
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,000,000
Cantor Fitzgerald & Co [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,000,000
SPAC Sponsor and its Affiliates [Member] | Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,000,000